EQUITY	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
EQUITY
9. EQUITY
Successor
Ordinary Shares
The Company’s authorized share capital is $4,100.0 million, consisting of 4.0 billion ordinary shares, with a nominal value of $1.00 per share and 10.0 million Redeemable Preferred Shares with a nominal value of $10.00 per share. Each ordinary share entitles the holder thereof to one vote.

Due to the fact that the Redeemable Preferred Shares are mandatorily redeemable, the Redeemable Preferred Shares are classified as a liability on the accompanying consolidated balance sheets. Refer to Note 6, “Long-Term Debt and Redeemable Preferred Shares” for additional information about the Redeemable Preferred Shares.
The Company’s board of directors (the “Board”) is authorized, up to the maximum amount of the authorized capital, to (i) increase the issued share capital in one or several tranches by way of issuance of ordinary or preferred shares with such rights as freely determined by the Board at its discretion, with or without share premium, against payment in cash or in kind, by conversion of claims on the Company or in any other manner (ii) issue subscription and/or conversion rights in relation to new shares or instruments within the limits of the authorized capital under the terms and conditions of warrants (which may be separate or linked to Shares), bonds, notes or similar instruments issued by the Company, (iii) determine the place and date of the issue or successive issues, the issue price, the terms and conditions of the subscription of and paying up on the new shares and instruments and (iv) remove or limit the statutory preferential subscription right of the shareholders and of the holders of instruments issued by the Company that entitle them to a preferential subscription right.
As of December 31, 2021, there were 157,237,435 PSSA Ordinary Shares issued and outstanding.
On December 7, 2021, subject to the approval of the shareholders of the Company, the Board authorized a share repurchase plan (the “Share Repurchase Plan”). Under the Share Repurchase Plan, the Company is authorized to repurchase up to $100.0 million of its issued and outstanding ordinary shares at any time during the next 24 months or, if different, such other timeframe as approved by the shareholders of the Company. Repurchases under the Share Repurchase Plan may be made, from time to time, in such quantities, in such manner and on such terms and conditions and at prices the Company deems appropriate. The Share Repurchase Plan does not obligate the Company to acquire any particular amount of ordinary shares and may be modified or suspended at any time and could be terminated prior to completion. The repurchase program will be funded with cash on hand or borrowings under the Company’s revolving credit facility. Any repurchased ordinary shares will be retired.
The Company has
not
made any repurchases under its Share Repurchase Plan during the Successor Period.
In accordance with the Luxembourg company law, from the annual net profits of the Company, at least 5% shall each year be allocated to a reserve (the “Legal Reserve”). That allocation to the Legal Reserve will cease to be required as soon and as long as the Legal Reserve amounts to 10% of the amount of the share capital of the Company. The general meeting of shareholders, upon the recommendation of the Company’s Board, shall resolve how the remainder of the annual net profits, after allocation to the Legal Reserve, will be disposed of by allocating the whole or part of the remainder to a reserve, by carrying it forward to the following financial year or by distributing it, together with carried forward profits, to the shareholders. As of December 31, 2021, the Company has not made any allocation to the Legal Reserve.
Predecessor
SK Intermediate made a $60.0 million capital distribution to SK Holdings in the 2021 Predecessor Period.
Warrants
In connection with the Merger, 34,020,000 EverArc Warrants issued and outstanding on the Closing Date were converted into the right to purchase PSSA Ordinary Shares, entitling the holder thereof to purchase one-fourth
of a PSSA Ordinary Share at an exercise price of $12.00 per whole PSSA Ordinary Share. The warrant subscription period ends on the earlier of the third anniversary of the Closing Date or such earlier date as determined by the warrant instrument.
PSSA Warrants are subject to mandatory redemption at $0.01 per PSSA Warrant if at any time the average price per PSSA Ordinary Share equals or exceeds $18.00 for a period of ten consecutive trading days subject to any prior adjustment in accordance with the terms of the Warrant Instrument. Management considers this feature to be an early exercise contingency.
The PSSA Warrants are classified within equity as they are indexed to the Company’s own equity and meet the criteria for equity classification, including the fact that there are no provisions that would require cash settlement of the PSSA Warrants. As of December 31, 2021, there were 34,019,900 PSSA Warrants issued and outstanding.